Cover	Oct. 16, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-40503
Entity Registrant Name	NET POWER INC.
Entity Central Index Key	0001845437
Entity Tax Identification Number	98-1580612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11700 Katy Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	888
Local Phone Number	323-6797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NPWR
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50 per share
Trading Symbol	NPWR-WT
Security Exchange Name	NYSE